Short-term borrowings	12 Months Ended
Dec. 31, 2024
Short-term borrowings.
Short-term borrowings

30   Short-term borrowings

	As at December 31,
	2023	2024
	RMB’000	RMB’000
Unsecured	251,732	19,160

The weighted average interest rate of short-term borrowings based on nominal interest rate was 4.48% and 4.90% per annum as at December 31, 2023 and 2024.

The Group’s borrowings were repayable within one year as at December 31, 2023, 2024.